STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)																																												1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 03, 2026	Jul. 13, 2026	Jul. 10, 2026	Oct. 29, 2025	Sep. 04, 2025	Feb. 07, 2025	Jan. 01, 2025	May 09, 2024	Mar. 12, 2024	Jan. 30, 2024	Jan. 04, 2024	Jan. 02, 2024	Dec. 27, 2023	Nov. 30, 2023	Mar. 28, 2023	Jan. 25, 2023	Dec. 15, 2022	Dec. 12, 2022	Sep. 30, 2022	Jul. 31, 2022	Feb. 17, 2022	Jan. 27, 2022	Jan. 04, 2022	Dec. 22, 2021	Oct. 05, 2021	Oct. 04, 2021	Jul. 20, 2021	Jul. 06, 2021	Jun. 15, 2021	Jun. 02, 2021	May 19, 2021	Feb. 22, 2021	Jan. 31, 2021	Oct. 01, 2020	Aug. 25, 2020	Jun. 03, 2020	Jan. 15, 2019	Oct. 31, 2017	Mar. 21, 2017	Mar. 17, 2017	Mar. 15, 2017	Dec. 12, 2016	Jan. 21, 2016	Jan. 31, 2023	Feb. 10, 2022	Dec. 31, 2021	Nov. 30, 2021	Feb. 15, 2019	Jun. 30, 2026	Jun. 30, 2025	Oct. 03, 2017	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 29, 2026	Jun. 28, 2026	Mar. 24, 2026	Sep. 03, 2025	Mar. 11, 2024	Feb. 21, 2024	Dec. 04, 2023	Sep. 30, 2023	Dec. 31, 2022	Feb. 16, 2022	Sep. 03, 2021	Feb. 12, 2021
Class of Stock [Line Items]
Shares authorized to issue																																																																				260,000,000
Common stock, shares authorized					750,000,000				1,000,000,000												500,000,000																												750,000,000			750,000,000		500,000,000	750,000,000					500,000,000	500,000,000					250,000,000		250,000,000
Common stock, par value																																																	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001												$ 0.0001	$ 0.0001
Preferred stock, shares authorized					15,000,000																																												10,000,000			10,000,000			10,000,000		750,000,000	500,000,000		10,000,000								10,000,000
Number of shares issued during period																																																							$ 0.0001													$ 0.0001
Common stock issued for cash valued at $0.0144, shares																					96,778,105
Shares outstanding percentage																					64.62%
Reverse stock split					not less than 1-for-10				not less than 1-for-10 and not more than 1-for-50																																											$42,308 (before reverse split) to $423 (after reverse split).
Preferred stock, shares issued																																																							4,500,000
Preferred stock, shares outstanding																																																							4,500,000									4,000,000
Common stock, shares issued																																																	4,230,868			4,230,868		4,230,868	391,084,729
Common stock, shares outstanding																																																	4,230,868			4,230,868		4,230,868	391,084,729
Repurchases of shares																																																				0
Number of shares issued for services, shares														50,000,000
Common stock voting power					87.60%																																																									72.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross							32,000,000					5,000,000			2,000,000	115,000,000																									1,000,000							33,000
Stock Issued During Period, Value, Restricted Stock Award, Gross							$ 35,200								$ 20,000	$ 550,000																									$ 50,000							$ 4,950
Stock Issued During Period, Value, Issued for Services														$ 5,500,000																																							$ 35,200
Adjustments to Additional Paid in Capital, Other				$ 9,969,735																																													$ (2,279,584)	$ 853,095		$ 2,151,066	$ 1,529,884
Subscription receivable																																																							$ 8,000,000
AD Financial Services Pty Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																								45,000,000
Business Combination, Voting Equity Interest Acquired, Percentage																								51.00%
AIL [Member]
Class of Stock [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage				99.90%
Payments to Acquire Businesses, Gross				$ 2,000,000
Assignment of Debt Agreement [Member] | FRH Group Corporation [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																12,569,080
Convertible Notes Payable																																$ 1,256,908
Restricted Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding																																																						371,861,597
Unrestricted Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding																																																						50,723,132
Previously Reported [Member]
Class of Stock [Line Items]
Common stock, par value																																																						$ 0.0001
Preferred stock, shares authorized																																																						10,000,000
Number of shares issued during period																																																						$ 0.0001
Preferred stock, shares issued																																																						4,500,000
Preferred stock, shares outstanding																																																						4,500,000
Common stock, shares issued																																																						423,084,729
Common stock, shares outstanding																																																						423,084,729
Number of shares issued during period, value																																																							20,000
Stock Issued During Period, Value, Issued for Services																																																						$ 35,200
Adjustments to Additional Paid in Capital, Other																																																						$ 1,054,389	$ 818,507
Benchmark Investments, Inc. [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																				2,745,053
Repurchases of shares																																			2,745,053
Number of shares issued during period, value																																				$ 686,263
Shares Issued, Price Per Share																																				$ 0.25
AD Securities America, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																										2,000,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																										$ 200,000
White Lion Capital, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																										670,000																			2,500,000		750,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																										$ 80,400																			$ 114,185		$ 62,375
AJB Capital Investments, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																5,309,179
Stock Issued During Period, Value, Restricted Stock Award, Gross																$ 60,525
Stock Issued During Period, Shares, Conversion of Convertible Securities																						2,214,286
Stock Issued During Period, Value, Conversion of Convertible Securities																						$ 71,521
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						1,000,000
Warrants and Rights Outstanding, Term																						3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 0.30
Stock Redeemed or Called During Period, Shares													5,000,000
Stock Redeemed or Called During Period, Value													$ 90,000
AJB Capital Investments, LLC [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares								2,000,000
Stock Redeemed or Called During Period, Value								$ 20,000
Subsequent Event [Member]
Class of Stock [Line Items]
Reverse stock split			1-for-100 reverse stock split
Number of shares issued during period, value	$ 2,350,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																																							750,000,000
Common stock, par value																																																							$ 0.0001
Common stock issued for cash valued at $0.0144, shares					370,128,105				280,102,413																																														2,000,000
Common stock, shares outstanding																																																	122,823,068			122,823,068
Number of shares issued for services, shares																																																				4,230,868	320,000	32,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		118,592,200
Stock Issued During Period, Value, Issued for Services																																																					$ 32
Adjustments to Additional Paid in Capital, Other
Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of shares issued during period, value																																																							$ 200
Stock Issued During Period, Value, Issued for Services																																																						$ 3,200
Adjustments to Additional Paid in Capital, Other
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares issued			122,823,068
Common stock, shares outstanding			122,823,068
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																																																							15,000,000
Number of shares issued during period																																																							$ 0.0001
Stock Issued During Period, Value, Issued for Services
Adjustments to Additional Paid in Capital, Other
Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of shares issued during period, value
Stock Issued During Period, Value, Issued for Services
Adjustments to Additional Paid in Capital, Other
One Common Shares and One Class A Warrant [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																																			653,332
Number of shares issued during period, value																																																			$ 98,000
Gope S. Kundnani [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding																																																																1,500,000
Number of shares issued for services, shares																			5,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross														50,000,000					30,000,000
Stock Issued During Period, Value, Restricted Stock Award, Gross														$ 5,500,000					$ 300,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		9,592,200																																																		191,844
Stock Issued During Period, Value, Issued for Services																			$ 60,000
Imran Firoz [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																												400,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		7,500,000																																																		150,000
William B Barnett [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		500,000																																																		10,000
Susan E Eaglstein [Member] | Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																								1,000,000
Number of shares issued during period, value																																								$ 50,000
Nicky G. Kundnani [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services																																																						$ 35,200
Nicky G. Kundnani [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for services, shares																																																						32,000,000
Nicky G. Kundnani [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share																																																						$ 1.41
Mitchell Eaglstein [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding																																																																1,500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		7,500,000																																																		150,000
Three Individuals [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																									1,500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																									$ 75,000
Bret Eaglstein [Member] | Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																							400,000
Number of shares issued during period, value																																							$ 20,000
Management Consultants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																						70,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																						$ 10,500
Eight Consultants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																					60,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																					$ 9,000
Digital Marketing Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																		250,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																		$ 30,000
Two Consultants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																	2,300,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																	$ 621,000
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																				250,000			1,500,000		1,500,000		545,852	100,000	100,000		1,750,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																				$ 9,475			$ 93,750		$ 164,250		$ 98,253	$ 22,000	$ 21,000		$ 350,000
Consultant [Member] | Genesis Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																														1,750,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																														$ 437,500
Two Board Members [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																														5,650,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																														$ 169,500
Two Officers [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																	8,000,000	20,000,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																	$ 76,000	$ 166,000
Robert W Winters [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							30,000,000
Shimon Kogan [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							1,000,000
Patrick G Cann [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							1,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																																																	3,000,000			3,000,000		3,000,000	3,000,000								3,000,000
Number of shares issued during period											$ 1.41																																						$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001								$ 0.0001
Shares issuable upon conversion																																																	100			100							100				100
Preferred stock, shares issued																																																	2,371,844			2,371,844		2,371,844	2,361,844
Preferred stock, shares outstanding																																																	2,371,844			2,371,844		2,371,844	2,361,844
Number of shares issued during period, value														$ 2,538,000
Number of shares issued for services, shares																																																				2,371,844
Shares Issued, Price Per Share																																																		$ 1.41			$ 1.41
Stock Issued During Period, Shares, Conversion of Convertible Securities														1,800,000
Series B Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																																																						3,000,000
Number of shares issued during period																																																						$ 0.0001
Preferred stock, shares issued																																																						2,371,844
Preferred stock, shares outstanding																																																						2,371,844
Series B Preferred Stock [Member] | FRH Group Corp [Member]
Class of Stock [Line Items]
Number of shares issued during period											$ 1.41
Number of shares issued for services, shares											50,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issuable upon conversion		100
Preferred stock, shares outstanding		2,371,844
Series B Preferred Stock [Member] | Alchemy Prime Holdings Ltd [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																																						1,800,000
Equity method investment, ownership percentage																																																						75.90%
Series B Preferred Stock [Member] | Alchemy Markets Ltd. [Member]
Class of Stock [Line Items]
Equity method investment, ownership percentage														49.90%
Series B Preferred Stock [Member] | Alchemy Prime Ltd [Member]
Class of Stock [Line Items]
Equity method investment, ownership percentage														100.00%
Series B Preferred Stock [Member] | Gope S. Kundnani [Member]
Class of Stock [Line Items]
Number of shares issued during period										$ 1.41	$ 1.41
Common stock issued for cash valued at $0.0144, shares										141,844				1,800,000
Number of shares issued during period, value														$ 2,538,000
Number of shares issued for services, shares											50,000
Series B Preferred Stock [Member] | Mitchell M Eaglstein [Member]
Class of Stock [Line Items]
Number of shares issued during period											$ 1.41
Number of shares issued for services, shares											150,000
Series B Preferred Stock [Member] | Imran Firoz [Member]
Class of Stock [Line Items]
Number of shares issued during period											$ 1.41
Number of shares issued for services, shares											150,000
Series B Preferred Stock [Member] | William B Barnett [Member]
Class of Stock [Line Items]
Number of shares issued during period											$ 1.41
Number of shares issued for services, shares											10,000
Series B Preferred Stock [Member] | Susan E Eaglstein [Member]
Class of Stock [Line Items]
Number of shares issued during period											$ 1.41
Number of shares issued for services, shares											10,000
Series B Preferred Stock [Member] | Nicky G. Kundnani [Member]
Class of Stock [Line Items]
Number of shares issued during period						$ 1.41				$ 1.41
Common stock issued for cash valued at $0.0144, shares						10,000				10,000
Series B Preferred Stock [Member] | Mitchell Eaglstein [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																																								10,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																																																	10,000,000			10,000,000		10,000,000
Number of shares issued during period																																																	$ 0.0001			$ 0.0001		$ 0.0001
Common stock issued for cash valued at $0.0144, shares														2,500,000
Preferred stock, shares issued																																																	4,500,000			4,500,000		4,500,000	4,500,000										4,000,000
Preferred stock, shares outstanding																																																	4,500,000			4,500,000		4,500,000	4,500,000									4,000,000	4,000,000
Number of shares issued during period, value														$ 2,500,000
Series A Preferred Stock [Member] | Mitchell M Eaglstein [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares										1,000,000
Series A Preferred Stock [Member] | Felix R. Hong [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares										1,000,000
Series A Preferred Stock [Member] | Alchemy Prime Holdings Ltd [Member]
Class of Stock [Line Items]
Investments														$ 2,500,000
Share price														$ 1.00
Series A Preferred Stock [Member] | Gope S. Kundnani [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares														2,500,000
Preferred stock, shares outstanding										500,000																																																						1,500,000
Number of shares issued during period, value														$ 2,500,000
Series A Preferred Stock [Member] | Imran Firoz [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																												400,000
Number of shares issued for services, shares																																										400,000
Series A Preferred Stock [Member] | Mitchell Eaglstein [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																												1,100,000
Preferred stock, shares outstanding										4,000,000																																																						1,500,000
Number of shares issued for services, shares																																										2,600,000
Series B Converible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																																																						2,371,844	2,361,844
Preferred stock, shares outstanding																																																						2,371,844	2,361,844
Common Stock [Member] | Imran Firoz [Member]
Class of Stock [Line Items]
Number of shares issued for services, shares																																											5,310,000
Common Stock [Member] | Mitchell Eaglstein [Member]
Class of Stock [Line Items]
Number of shares issued for services, shares																																											30,000,000
Common Stock [Member] | Two Founding Member [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares																																										28,600,000